Standards issued but not yet effective (Details)	12 Months Ended
Dec. 31, 2025
Amendments to the IFRS 9 and IFRS 7 [Member]
Statement [Line Items]
Standards and interpretations adoption date	January 1, 2026
IFRS 19, Subsidiaries without Public Accountability: Disclosures [Member]
Statement [Line Items]
Standards and interpretations adoption date	January 1, 2027
Amendments to IAS 21,Lack of Exchangeability [Member]
Statement [Line Items]
Standards and interpretations adoption date	January 1, 2027
IFRS 18, Presentation and Disclosure in Financial Statements [Member]
Statement [Line Items]
Standards and interpretations adoption date	January 1, 2027